Results for the Year - Result Per Share (Details) - DKK (kr) kr / shares in Units, kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Results for the Year
Net profit	kr 3,008	kr 4,758	kr 2,166
Average number of shares outstanding	65,634,300	65,315,975	63,126,771
Average number of treasury shares	(238,663)	(136,969)	(163,958)
Average number of shares excl. treasury shares	65,395,637	65,179,006	62,962,813
Average number of share-based instruments, dilution	650,114	706,869	674,030
Average number of shares, diluted	66,045,751	65,885,875	63,636,843
Basic net profit per share	kr 46.00	kr 73.00	kr 34.40
Diluted net profit per share	kr 45.54	kr 72.21	kr 34.03
Warrants excluded from calculation of diluted net result per share	43,654	68,605	299,573
Warrants vested excluded from calculation of diluted net result per share	0	0	744